Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue (note 16)	$ 31,046,812	$ 31,749,693	$ 25,096,308
Cost of Sales	16,123,853	15,599,437	14,276,321
Gross Profit	14,922,959	16,150,256	10,819,987
Expenses (note 17)
Selling and administrative expenses	19,119,713	11,034,902	8,954,512
Research and development expenses	1,092,108	1,074,178	994,640
Stock based compensation (note 11)	8,495,189	725,316	195,113
Gain on revaluation of options (note 11)	(1,028,055)
Gain on revaluation of RSUs (note 11)	(242,595)
Foreign exchange loss (gain) (note 22)	22,130	(132,306)	217,040
Depreciation (notes 7 and 19)	257,099	445,995	528,484
Amortization (note 8)	4,384,502	4,813,248	2,973,945
Operating expense excluding cost of sales	32,100,091	17,961,333	13,863,734
Loss before undernoted items	(17,177,132)	(1,811,077)	(3,043,747)
Interest expense	(1,331,100)	(4,934,517)	(1,549,904)
Accretion and other financing costs (note 9)	(967,106)	(1,216,949)	(916,734)
Gain (Loss) on revaluation of conversion feature liability (note 9)		(1,308,440)	2,330,964
Loss on repayment of long-term debt (note 9)		(1,497,804)
Gain on contingent consideration (note 4)	332,569	946,503
Gain on revaluation of the derivative warrant liability (note 10)	1,368,180
Impairment of goodwill and intangibles (note 7)		(2,258,369)
Restructuring costs	(432,702)
Business acquisition costs	(539,734)	(19,058)	(484,387)
Other income (note 24)	12,003	10,373	(761,235)
Profit (loss) before tax	(18,735,022)	(12,089,338)	(4,425,043)
Current income tax recovery (expense) (note 21)	875	(106,986)	(93,580)
Deferred income tax recovery (expense) (note 21)	(944,602)	1,051,018	(5,575)
Income tax recovery (expense)	(943,727)	944,032	(99,155)
Net loss for the year	(19,678,749)	(11,145,306)	(4,524,198)
Exchange gain on translating foreign operations	153,432	56,152	(262,811)
Comprehensive loss for the year	$ (19,525,317)	$ (11,089,154)	$ (4,787,009)
Net loss per share (note 13)
Basic	$ (0.74)	$ (0.62)	$ (0.46)
Diluted	$ (0.74)	$ (0.62)	$ (0.46)
Weighted average number of common shares outstanding - basic (note 13)	26,448,594	18,080,533	9,752,131
Weighted average number of common shares outstanding - diluted (note 13)	26,448,594	18,080,533	9,752,131